Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of Financial Assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024

	(In millions)
Debt instruments	¥2,820,665	¥2,293,049
Equity instruments	82,304	83,080

Total financial assets at fair value through profit or loss	¥2,902,969	¥2,376,129